ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Accounts receivable	1,217,559	5,588,023
Allowance for doubtful accounts	—	—
Accounts receivable, net	1,217,559	5,588,023

The movements of the allowance for doubtful accounts were as follows:

	For the Year Ended
	December 31,
	2019	2020
	RMB	RMB
Balance at the beginning of the year	1,857,463	—
Additions charged to bad debt expense	592,717	—
Write-off of bad debt allowance	(2,450,180)	—
Balance at the end of the year	—	—